Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events.
Debt Offering
On July 12, 2012, the Issuers issued an additional $300 million principal amount of the Additional 2018 Notes, by and among the Issuers, Icahn Enterprises Holdings, as guarantor, and Jefferies & Company, Inc., as initial purchaser. These notes constitute the same series of securities as the Initial Notes for purposes of the indenture governing the notes and vote together on all matters with such series. These notes have substantially identical terms as the Initial Notes. In connection with the issuance of the Additional 2018 Notes, the Issuers and the Guarantor entered into Registration Rights Agreement, dated July 12, 2012, with the initial purchaser pursuant to which we and the guarantor agreed (1) to file an exchange offer registration statement with the SEC on or prior to 120 calendar days after the closing of this offering, (2) to use commercially reasonable efforts to have the exchange offer registration statement declared effective by the SEC on or prior to 210 calendar days after the closing of this offering and (3) unless the exchange offer would not be permitted by applicable law or SEC policy, use commercially reasonable efforts to consummate the exchange offer and issue exchange notes on or prior to 30 business days following the date on which the exchange offer registration statement was declared effective. If we fail to satisfy these obligations, we will be required to pay additional interest to holders of the Additional 2018 Notes under certain circumstances. The gross proceeds from the sale of these notes were $314 million and will be used for general corporate purposes. Refer to Note 11, "Debt," for additional information regarding our 8% Senior Unsecured Notes Due 2018.
Investment
Additional investment
On July 1, 2012, we made an additional investment of $300 million in the Investment Funds.
Sargon co-manager agreements
As previously disclosed, on April 1, 2010, Icahn Enterprises and Icahn Capital, a wholly owned indirect subsidiary of Icahn Enterprises, entered into a co-manager agreement with Brett Icahn, the son of Carl C. Icahn. At that time Icahn Capital also entered into a co-manager agreement on the same terms with David Schechter (such co-manager agreements, collectively the ''Icahn Enterprises Co-Manager Agreements''). Under the Co-Manager Agreements, each of Brett Icahn and David Schechter serves as a co-portfolio manager of the Sargon Portfolio, a designated portfolio of assets within the various private investment funds comprising Icahn Enterprises' Investment segment, including the Onshore Fund, Master Fund I, Master Fund II and Master Fund III, subject to the supervision and control of Icahn Capital and Carl Icahn. Icahn Capital owns the general partners of the Investment Funds.
Subject to the terms of the Co-Manager Agreements, on March 31, 2013, each of Brett Icahn and David Schechter will be entitled to a one-time lump sum payment equal to 5.1% of the profit (as defined in the Co-Manager Agreements) generated by the Sargon Portfolio over a hurdle rate of return, minus certain costs (the ''Final Payment''). Other than the Final Payment, neither Brett Icahn nor David Schechter is entitled to receive from us any other compensation (including any salary or bonus) in respect of services provided pursuant to the Co-Manager Agreements. For fiscal 2011, the amount due to each of Brett Icahn and David Schechter under the Co-Manager Agreements increased by $5.2 million and the balance due to each of Brett Icahn and David Schechter would have been $10.2 million if such individual had been 100% vested as of December 31, 2011.
The Sargon Portfolio, which began with $300 million of capital on April 1, 2010, has grown to $587 million as of the close of business on June 29, 2012 and has generated gross profits of $287 million and a gross cumulative return since inception of 95.63%.
On July 24 2012, (i) Icahn Enterprises and Icahn Capital entered into amendments to each of the Co-Manager Agreements with each of Brett Icahn and David Schechter (the “Amended Icahn Enterprises Co-Manager Agreements”), and (ii) High River Limited Partnership (''High River''), an affiliate of Carl C. Icahn, entered into new co-manger agreements with each of Brett Icahn and David Schechter (such co-manager agreements, collectively the ''High River Co-Manager Agreements,'' and together with the Amended Icahn Enterprises Co-Manager Agreements, the “New Co-Manager Agreements”). The New Co-Manager Agreements are effective as of August 1, 2012. Pursuant to the New Co-Manager Agreements, subject to the supervision and control of Icahn Capital and Carl Icahn, the Investment Funds and High River, would make available up to an aggregate of $3 billion (to be provided approximately 80% by the Investment Funds and 20% by High River) for management within the Sargon Portfolio over a four-year term and each of Brett Icahn and David Schechter would be entitled, subject to the terms of the New Co-Manager Agreements, to a one-time lump sum payment at the end of such four-year period, equal to 7.5% of the profit generated by the portfolio over a hurdle rate of return, minus certain costs (payable by each of the Investment Funds and High River based upon their respective profits).
Other
During July 2012, as a result of union negotiations, retiree medical benefits were amended at one of Federal-Mogul's U.S. manufacturing locations. Given that this event will eliminate the accrual of defined benefits for a significant number of active participants, Federal-Mogul expects to recognize a pre-tax other post-employment benefits (“OPEB”) curtailment gain of approximately $50 million during the third quarter of 2012.

Subsequent Events.
Debt Offerings
On January 17, 2012 and February 6, 2012, the Issuers issued an additional aggregate $700 million principal amount of the 2018 Notes, pursuant to their respective purchase agreements, by and among the Issuers, Icahn Enterprises Holdings, as guarantor, and Jefferies & Company, Inc., as initial purchaser. These notes constitute the same series of securities as the Initial Notes for purposes of the indenture governing the notes and vote together on all matters with such series. These notes have substantially identical terms as the Initial Notes. The gross proceeds from the sale of these notes were $716 million and will be used for general corporate purposes. Proceeds from the issuance of these notes were transferred to Icahn Enterprises Holdings under identical terms and conditions as those of the Issuers. Refer to Note 10, “Debt,” for additional information regarding our 8% Senior Unsecured Notes Due 2018.
Tender Offer
On February 23, 2012, IEP Energy LLC, a wholly owned subsidiary of Icahn Enterprises Holdings, commenced an offer to purchase all of the issued and outstanding shares of common stock of CVR Energy, Inc. (“CVR”) at a price of $30 per share, without interest and less any required withholding taxes, if any, plus one non-transferable contingent cash payment right for each share, which represents the contractual right to receive an additional cash payment per share if a definitive agreement for the sale of CVR is executed within nine months following the expiration date of the offer and such transaction closes. In addition, on February 16, 2012, affiliates of Mr. Icahn announced their intent to nominate a slate for all 9 directorships on CVR's board of directors at the upcoming 2012 annual meeting of CVR's stockholders.
ARI/ARL Management Agreement
On February 29, 2012, ARI entered into a Railcar Management Agreement (the Railcar Management Agreement) with ARL, pursuant to which ARI engaged ARL to market ARI's railcars for sale or lease, subject to the terms and conditions of the Railcar Management Agreement. The Railcar Management Agreement was effective as of January 1, 2011, will continue through December 31, 2015 and may be renewed upon written agreement by both parties.
The Railcar Management Agreement also provides that ARL will manage the ARI's leased railcars including arranging for services, such as repairs or maintenance, as deemed necessary. Subject to the terms and conditions of the agreement, ARL will receive, in respect of leased railcars, a fee consisting of a lease origination fee and a management fee based on the lease revenues, and, in respect of railcars sold by ARL, sales commissions. The Railcar Management Agreement was unanimously approved by ARI's and Icahn Enterprises' independent directors of audit committees on the basis that the terms of the Railcar Management Agreement were not materially less favorable than those that would have been obtained in a comparable transaction with an unaffiliated third party.
Thailand Manufacturing Facility Flood
In October 2011, a flood occurred at one of Federal-Mogul's manufacturing facility in Ayutthaya, Thailand. This facility was partially submerged in the flood waters for a period of approximately six weeks, resulting in extensive damage to the facility and the loss of substantially all of its related equipment and inventory. Operations at the facility are currently suspended.
In addition to other coverage, Federal-Mogul believes its insurance policies provide for replacement of damaged property, sales value of destroyed inventory, reimbursement for losses due to interruption of business operations and reimbursement of expenditures incurred to restore operations. In February 2012, Federal-Mogul received a $25 million cash advance from its insurance carrier.